S000096484 [Member] Investment Objectives and Goals - Baron Financials ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Financials ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Financials ETF (the “Fund”) is capital appreciation.